Employee Retirement and Profit Sharing Plans - Reconciliation of Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of the year	$ 11,865	$ 9,897
Service cost	1,409	1,311
Interest cost	513	523
Plan participants' contributions	55	52
Actuarial loss	1,756	526
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Net transfer in		59
Exchange rate changes	320	(401)
Benefit obligation, end of year	15,882	11,865
Fair value of plan assets at beginning of year	7,710	6,169
Actual return on plan assets	485	369
Employer contributions to plan	1,410	1,439
Plan participants' contributions	55	52
Benefits paid	(3)	(63)
Expenses paid	(33)	(39)
Acquisitions/divestitures		59
Exchange rate changes	195	(276)
Fair value of plan assets at end of year	9,819	7,710
Funded status at end of year	$ (6,063)	$ (4,155)